Taxation - Schedule of Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Loss before income tax expense	$ (3,286)	$ (60,642)
Computed income tax benefit with statutory tax rate	(822)	(15,161)
Additional deduction for research and development expenses	(409)	(362)
Tax effect of preferred tax rate	533	15,203
Tax effect of favorable tax rates on small-scale and low-profit entities	64	(49)
Tax effect of tax relief		(1)
Tax effect of non-deductible items	87	(53)
Tax effect of expired tax attribute carryforwards		523
Changes in valuation allowance	1,387	831
Income tax expense	$ 840	$ 931